Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
                                               ------------------

Check here if Amendment [ ]; Amendment Number: ___

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

Name:      Palisades Investment Partners, LLC
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Address:   1453 Third Street Promenade
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           Suite 310
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           Santa Monica, CA  91106
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Form 13F File Number: 28-12995
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Quinn R. Stills
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Title:     Chairman, CIO, CCO
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Phone:     310-656-6300
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Signature, Place, and Date of Signing:

    /s/ Quinn R. Stills         Santa Monica, CA        11/05/10
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        (Signature)               (City, State)          (Date)

Report type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number                  Name

28-01190                              Russell Company
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

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
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Form 13F Information Table Entry Total:         47
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Form 13F Information Table Value Total:         807,575
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                                              (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.              Form 13F File Number           Name
                 28-
-----------         -----------------           ------------------------------

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2         COLUMN 3  COLUMN 4          COLUMN 5      COLUMN 6   COLUMN 7        COLUMN 8
--------                      --------         --------  --------          --------      --------   --------        --------
                              TITLE OF                    VALUE     SHRS OF   SH/  PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 CLASS             CUSIP   (x$1000)   PRN AMT   PRN  CALL  DISCRTION  MANAGERS  SOLE     SHARED NONE
--------------               ----------        --------- --------   --------  ---  ----  ---------- -------- --------- -----  ----
ABBOTT LABORATORIES                 COM        002824100  10,142    194,150   SH         SOLE                   87,100       107,050
AMGEN INC                           COM        031162100   7,638    138,600   SH         SOLE                   63,300        75,300
BANK OF AMERICA CORP                COM        060505104  18,732  1,429,900   SH         SOLE                  661,600       768,300
GENERAL CABLE CORP                  COM        369300108   9,853    363,300   SH         SOLE                  169,900       193,400
POPULAR INC                         COM        733174106   8,151  2,810,600   SH         SOLE                1,313,700     1,496,900
CITIGROUP INC                       COM        172967101   7,467  1,909,800   SH         SOLE                  873,300     1,036,500
CHICAGO BRIDGE + IRON NY SHR  N Y REGISTRY SH  167250109   9,005    368,300   SH         SOLE                  169,200       199,100
COMERICA INC                        COM        200340107  25,398    683,672   SH         SOLE                  311,522       372,150
COLUMBIA SPORTSWEAR CO              COM        198516106   2,992     51,200   SH         SOLE                   23,600        27,600
CISCO SYSTEMS INC                   COM        17275R102  16,063    733,474   SH         SOLE                  333,300       400,174
CHEVRON CORP                        COM        166764100  18,627    229,817   SH         SOLE                  103,730       126,087
DISCOVER FINANCIAL SERVICES         COM        254709108  27,758  1,664,130   SH         SOLE                  767,757       896,373
WALT DISNEY CO/THE              COM DISNEY     254687106  12,441    375,861   SH         SOLE                  175,205       200,656
DOW CHEMICAL                        COM        260543103  11,478    417,978   SH         SOLE                  194,200       223,778
EBAY INC                            COM        278642103  19,785    810,863   SH         SOLE                  367,786       443,077
ENERGIZER HOLDINGS INC              COM        29266R108   3,698     55,000   SH         SOLE                   25,400        29,600
E TRADE FINANCIAL CORP            COM NEW      269246401  15,538  1,066,427   SH         SOLE                  489,845       576,582
EATON CORP                          COM        278058102  16,530    200,384   SH         SOLE                   91,597       108,787
FIFTH THIRD BANCORP                 COM        316773100  10,689    888,514   SH         SOLE                  401,010       487,504
GENERAL DYNAMICS CORP               COM        369550108   8,781    139,800   SH         SOLE                   63,600        76,200
GENERAL ELECTRIC CO                 COM        369604103  34,503  2,123,250   SH         SOLE                  982,950     1,140,300
GAP INC                             COM        364760108  12,377    664,008   SH         SOLE                  312,008       352,000
GOLDMAN SACHS GROUP INC             COM        38141G104  30,894    213,679   SH         SOLE                   98,528       115,151
HEALTH MGMT ASSOCIATES INC         CL A        421933102  14,375  1,876,600   SH         SOLE                  859,500     1,017,100
HEWLETT PACKARD CO                  COM        428236103  35,130    835,027   SH         SOLE                  387,450       447,577
INTL BUSINESS MACHINES CORP         COM        459200101  28,033    208,986   SH         SOLE                   99,370       109,616
JOHNSON + JOHNSON                   COM        478160104  13,172    212,588   SH         SOLE                   98,651       113,937
JPMORGAN CHASE + CO                 COM        46625H100  32,583    856,089   SH         SOLE                  397,274       458,815
LINCOLN ELECTRIC HOLDINGS           COM        533900106   6,535    113,030   SH         SOLE                   52,000        61,030
MORGAN STANLEY                    COM NEW      617446448     760     30,800   SH         SOLE                   11,000        19,800
OMNICOM GROUP                       COM        681919106  24,510    620,822   SH         SOLE                  285,046       335,776
PARKER HANNIFIN CORP                COM        701094104  15,284    218,153   SH         SOLE                   98,716       119,437
PNC FINANCIAL SERVICES GROUP        COM        693475105  31,060    598,346   SH         SOLE                  279,239       319,107
RENT A CENTER INC                   COM        76009N100  10,259    458,400   SH         SOLE                  210,500       247,900
ROYAL DUTCH SHELL PLC ADR       SPONS ADR A    780259206   5,861     97,191   SH         SOLE                   45,646        51,545
REPUBLIC SERVICES INC               COM        760759100  14,515    476,066   SH         SOLE                  211,728       264,338
TARGET CORP                         COM        87612E106  38,304    716,772   SH         SOLE                  333,900       382,872
TIME WARNER CABLE                   COM        88732J207  17,467    323,522   SH         SOLE                  152,893       170,629
UNITEDHEALTH GROUP INC              COM        91324P102  13,765    392,062   SH         SOLE                  179,881       212,181
UNITED TECHNOLOGIES CORP            COM        913017109  30,848    433,077   SH         SOLE                  200,505       232,572
VIACOM INC                         CL B        92553P201  15,468    427,400   SH         SOLE                  193,900       233,500
WESCO INTERNATIONAL INC             COM        95082P105   4,000    101,800   SH         SOLE                   47,000        54,800
WELLS FARGO + CO                    COM        949746101  30,494  1,214,435   SH         SOLE                  564,850       649,585
WAL MART STORES INC                 COM        931142103  12,255    228,978   SH         SOLE                  104,026       124,952
WATSON PHARMACEUTICALS INC          COM        942683103  16,089    380,260   SH         SOLE                  173,614       206,646
EXXON MOBIL CORP                    COM        30231G102  31,169    504,442   SH         SOLE                  236,659       267,783
ZIONS BANCORPORATION                COM        989701107  27,099  1,268,674   SH         SOLE                  584,300       684,374